Finance and Other Income and Foreign Exchange Gains/(Losses), Net - Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of finance and other income and Foreign exchange gains/(losses), net [abstract]
Interest income		₨ 27,210	₨ 19,478	₨ 16,889
Dividend income from equity investments designated as FVTOCI		2,299	3	3
Net gain from investments classified as FVTPL		8,765	4,558	1,344
Net loss from investments classified as FVTOCI		(72)	(143)	(51)
Finance and other income	$ 447	38,202	23,896	18,185
Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL		(398)	650	(4,342)
Other foreign exchange gains/(losses), net		430	(310)	8,814
Foreign exchange gains/(losses), net		₨ 32	₨ 340	₨ 4,472